Service Shares [Member] Expense Example - Service Shares - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - SERVICE	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,409